Financial Instruments (Schedule Of The Fair Value Of Derivative Instruments) (Details) - USD ($) $ in Millions	Aug. 02, 2015	Aug. 03, 2014
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 54	$ 15
Liability Derivatives	20	23
Derivatives Designated As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	3	12
Liability Derivatives	8	1
Derivatives Designated As Hedges [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	3	1
Derivatives Designated As Hedges [Member] | Foreign Exchange Forward Contracts [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	0	1
Derivatives Designated As Hedges [Member] | Interest Rate Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	11
Derivatives Designated As Hedges [Member] | Interest Rate Contract [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	8	0
Derivatives Not Designated As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	51	3
Liability Derivatives	12	22
Derivatives Not Designated As Hedges [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	9	1
Derivatives Not Designated As Hedges [Member] | Foreign Exchange Forward Contracts [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	2	2
Derivatives Not Designated As Hedges [Member] | Commodity Derivative Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1	2
Derivatives Not Designated As Hedges [Member] | Commodity Derivative Contracts [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	10	10
Derivatives Not Designated As Hedges [Member] | Commodity Derivative Contracts [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	0	1
Derivatives Not Designated As Hedges [Member] | Currency Swap [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	22	0
Derivatives Not Designated As Hedges [Member] | Currency Swap [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	18	0
Derivatives Not Designated As Hedges [Member] | Currency Swap [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	0	1
Derivatives Not Designated As Hedges [Member] | Currency Swap [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	0	5
Derivatives Not Designated As Hedges [Member] | Deferred Compensation Derivative Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1	0
Derivatives Not Designated As Hedges [Member] | Deferred Compensation Derivative Contracts [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	$ 0	$ 3